As filed with the Securities and Exchange Commission on March 31, 2023
Registration Nos.

333-233112
811-05563

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X

Pre-Effective Amendment No.	O

Post-Effective Amendment No. 7	X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X

Amendment No. 565	X

PACIFIC SELECT EXEC SEPARATE ACCOUNT OF
PACIFIC LIFE INSURANCE COMPANY
(Exact Name of Registrant)

PACIFIC LIFE INSURANCE COMPANY
(Name of Depositor)

700 Newport Center Drive
Newport Beach, California 92660
(Address of Depositor’s Principal Executive Offices) (Zip Code)

(949) 420-7078
(Depository’s Telephone Number, including Area Code)

Thomas C. Bilello

Vice President and Associate General Counsel
Pacific Life Insurance Company
700 Newport Center Drive
Newport Beach, California 92660
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

O immediately upon filing pursuant to paragraph (b) of Rule 485
Oon pursuant to paragraph (b) of Rule 485

O60 days after filing pursuant to paragraph (a)(1) of Rule 485
X on May 1, 2023 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

X This post-effective amendment designates a new date for a previously filed post-effective amendment.

  This Post-Effective Amendment is being filed pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, to delay the effective date of Post-Effective Amendment No. 6 to Registration Statement No. 333-233112 filed pursuant to Rule 485(a) of the Securities Act of 1933, as amended, on February 10, 2023. Post-Effective Amendment No. 6 was scheduled to become effective on April 11, 2023. As stated on the cover page to this filing, this Post-Effective Amendment No. 7 is intended to become effective on May 1, 2023

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Post-Effective Amendment No. 7 to the Registration Statement on Form N-6 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this day of March 31, 2023.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
(Registrant)

PACIFIC LIFE INSURANCE COMPANY

By:
Darryl D. Button*

Director, Chairman, President, and Chief Executive Officer

PACIFIC LIFE INSURANCE COMPANY
(Depositor)

By:
Darryl D. Button*

Director, Chairman, President, and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 7 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

	Signature	Title	Date

		Director, Chairman, President, and Chief Executive Officer	March 31, 2023

Darryl D. Button*

		Director, Executive Vice President and Chief Financial Officer	March 31, 2023
Vibhu R. Sharma*

		Director, Executive Vice President and Chief Operating Officer	March 31, 2023

Adrian S. Griggs*

		Director, Executive Vice President and General Counsel	March 31, 2023

Jason Orlandi*

		Assistant Vice President and Secretary	March 31, 2023

Starla C.Yamauchi*

		Executive Vice President	March 31, 2023

Dawn M. Behnke*

		Senior Vice President and Chief Accounting Officer	March 31, 2023

Joshua D Scott*

		Vice President and Treasurer	March 31, 2023

Craig W. Leslie*

*By:	/s/ THOMAS C. BILELLO		March 31, 2023

Thomas C. Bilello
as attorney-in-fact

(Powers of Attorney are contained in Pre-Effective Amendment No. 1 of the Registration Statement filed on Form N-6, File No. 333-
267433, Accession No. 0001104659-23-009190, filed on February 1, 2023, as Exhibit 18).